Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
15.	RELATED PARTY TRANSACTIONS

a)	Related parties:

Name of related parties	Relationship with the Company

Mr. Jianmin Gao	Stockholder, Chief Executive Officer, Chief Financial Officer and Chairman of the Board of the Company
Mr. Fei Gao	Stockholder, Director and Chief Operating Officer
Mr. Dong Yao	Stockholder, Director and Chief Technology Officer
Ms. Lihua Xiao	Stockholder, Management of the Company
Mr. Hao Siheng	Stockholder, Son of Lihua Xiao
Beijing Daogao Trading Co. Ltd. ("Beijing Daogao")	Ms. Lihua Xiao as the director of Beijing Daogao
Tianjin Jinjing Huizhi Network Technology Co. Ltd.	Mr. Dong Yao as the shareholder and director
Beijing Liujuxiang Shunxing Information Consulting Service Center	A related company controlled by non-controlling stockholder

b)	The Company had the following related party balances at December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017

Due to related parties:
Mr. Jianmin Gao	$(20,324)	$(83,747)
Mr. Fei Gao	(136,33)	(6,980)
Mr Dong Yao	(869)	-
Beijing Daogao Trading Co. Ltd.	(26,169)	-

	$(183,700)	$(90,727)

As of December 31, 2018 and 2017, the amounts owed to related parties are without interest and due on demand, respectively.

c)	Loans receivable form related parties

	December 31,	December 31,
	2018	2017

Related companies of non-controlling stockholders	$334,383	$-
Allowance for loan losses	(3,344)

Total	$331,039	$-

Interest income derived from the loans receivable from related parties were $693,307 and $48,388 for the year ended December 31, 2018 and 2017, respectively. Fee income derived from the loans receivable from related parties were $346,654 and $0 for the year ended December 31, 2018 and 2017, respectively.

d)	Loans payable to related parties

	December 31, 2018	December 31, 2017

Non-controlling stockholders	$3,230,433	$2,499,244
Related companies of non-controlling stockholders	657,136	-

	$3,887,569	$2,499,244

Interest expenses incurred on the loans payable to related parties were $2,482,626 and $1,100,486 for the year ended December 31, 2018 and 2017, respectively.

e)	Commission income received from related parties

	For the Years Ended December 31,
	2018	2017

Non-controlling stockholders	$250,029	$-
Related company of non-controlling stockholder	26,010	-

	$276,039	$-

f)	Consultancy fee paid to related parties

	For the Years Ended December 31,
	2018	2017

Tianjin Jinjing Huizhi Network Technology Co. Ltd.	$13,781	$-
Beijing Liujuxiang Shunxing Information Consulting Service Center	13,963	-

	$27,744	$-